BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES INCORPORATED

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Ten-League Venture Capital Limited	Investment holding	100%

Ten-League Engineering & Technology Pte. Ltd.	Principally engaged in the sales, rental, maintenance and repair and value-added engineering solutions of heavy construction equipment	100%

Ten-League Port Engineering Solutions Pte. Ltd.	Principally engaged in the sales, rental, maintenance and repair and value-added engineering solutions of heavy port equipment	100%